Stockholders' Equity	12 Months Ended
Aug. 26, 2017
Equity [Abstract]
Stockholders' Equity
Stockholders' Equity

Successor Common Stock

Simply Good Foods, the successor entity, is authorized to issue 600,000,000 shares of common stock, par value $0.01 per share, of which 70,562,477 shares of Simply Good Foods were issued at the time of the Business Combination transaction. The Company is authorized to issue 100,000,000 shares of preferred stock, par value $0.01 per share, of which no shares were issued and outstanding at the time of the Business Combination transaction. Simply Good Foods issued 65,845 shares of Restricted Stock Units of Common Stock during the successor period ending August 26, 2017.

Successor Equity Warrants
Prior to the Business Combination, Conyers Park issued 13,416,667 public warrants and 6,700,000 private placement warrants. Simply Good Foods assumed the Conyers Park equity warrants upon the change of control event. As a result of the Business Combination, the warrants issued by Conyers Park are no longer exercisable for shares of Conyers Park common stock, but instead will be exercisable for common stock of Simply Good Foods. All other features of the warrants remain unchanged.

Each whole warrant entitles the holder to purchase one whole share of Simply Good Food's Common Stock at a price of $11.50 per share, subject to adjustment as discussed below. The warrants became exercisable 30 days after the completion of the Business Combination and expire five years after that date, or earlier upon redemption or liquidation.

Simply Good Foods may call the warrants for redemption, in whole and not in part, at a price of $0.01 per warrant upon not less than 30 days’ prior written notice of redemption to each warrant holder if the reported last sale price of the Company's common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.

If the number of outstanding shares of the Company's common stock is increased by a stock dividend payable in shares of common stock, or by a split-up of shares of common stock or other similar event, then, on the effective date of such stock dividend, split-up or similar event, the number of shares of common stock issuable on exercise of each warrant will be increased in proportion to such increase in the outstanding shares of common stock.

If the number of outstanding shares of the Company's common stock is decreased by a consolidation, combination, reverse stock split or reclassification of shares of common stock or other similar event, then, on the effective date of such consolidation, combination, reverse stock split, reclassification or similar event, the number of shares of common stock issuable on exercise of each warrant will be decreased in proportion to such decrease in outstanding shares of common stock.

Predecessor Common Stock
The predecessor Company was authorized to issue 600,000 shares of common stock at $0.01 par value per share. The holders of the Company’s common stock were entitled to one vote per share.

Predecessor Warrant Liabilities of Atkins
Atkins, the predecessor company, had outstanding warrants prior to the transaction forming Simply Good Foods. These Warrants were settled as a part of the Business Combination. Refer to Note 3. Business Combinations of the consolidated financial statements for additional details on the acquisition of the Company.
Historically, the value of the predecessor warrants were reflected as a liability in the accompanying consolidated financial statements and adjusted to fair value each reporting period through change in warrant liabilities in the accompanying Consolidated Statements of Operations and Comprehensive Income (Loss). For the predecessor entity, other income (expenses) of $0.7 million, $(0.7) million, $1.7 million, and $0.1 million were included in the changes in warrant liabilities in the accompanying Consolidated Statement of Operations and Comprehensive Income were charged for the period ending July 6, 2017, the 52-week period ended August 27, 2016, the 35-week period ended August 29, 2015, and the 52-week period ended December 27, 2014, respectively.
At August 26, 2017, there were no warrant liabilities on the balance sheet as these were settled in conjunction with the July 7, 2017 change of control. At August 27, 2016, $15.7 million was recorded in warrant liabilities on the accompanying Consolidated Balance Sheets.